VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Transfer from associated companies		$ 67,200
Accumulated Depreciation
Depreciation	$ (138,330)	(111,279)	$ (116,381)
Vessels and Equipment, net
Depreciation	(138,330)	(111,279)	(116,381)
Transfer from associated companies		67,200
Vessels and equipment, net
Cost
Vessel additions	519,200
Accumulated Depreciation
Depreciation	(97,000)	(71,300)	(80,300)
Transfer from associated companies		(20,400)
Vessels and Equipment, net
Depreciation	(97,000)	(71,300)	$ (80,300)
Vessel additions	519,200
Cost
Cost
Capital improvements	14,400	52,700
Vessels and Equipment, net
Capital improvements	14,400	52,700
Cost | Vessels and equipment, net
Cost
Beginning balance	1,693,171
Vessel additions	519,181
Capital improvements	14,400
Transfer from associated companies	268,630	87,600
Vessel disposals	(68,107)
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets	355,634
Ending balance	2,782,909	1,693,171
Vessels and Equipment, net
Vessel additions	519,181
Capital improvements	14,400
Transfer from associated companies	268,630	87,600
Vessel disposals	(68,107)
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets	355,634
Accumulated Depreciation | Vessels and equipment, net
Accumulated Depreciation
Beginning balance	(452,473)
Depreciation	(97,022)
Transfer from associated companies	(7,079)
Vessel disposals	4,248
Ending balance	(552,326)	(452,473)
Vessels and Equipment, net
Depreciation	(97,022)
Vessels and Equipment, net | Vessels and equipment, net
Cost
Vessel additions	519,181
Capital improvements	14,400
Transfer from associated companies	261,551
Vessel disposals	(63,859)
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets	355,634
Accumulated Depreciation
Depreciation	(97,022)
Vessels and Equipment, net
Beginning balance	1,240,698
Depreciation	(97,022)
Vessel additions	519,181
Capital improvements	14,400
Transfer from associated companies	261,551
Vessel disposals	(63,859)
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets	355,634
Ending balance	$ 2,230,583	$ 1,240,698